UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION          OMB APPROVAL
           Washington, D.C. 20549            OMB Number: 3235-0456
                                             Expires: August 31, 2000
                                             Estimated average burden
                 FORM 24F-2                  hours per response.......1
      Annual Notice of Securities Sold
           Pursuant to Rule 24f-2

 Read Instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:

                    CitiFunds Multi-State Tax Free Trust
                    (formerly known as Landmark Multi-State Tax Free Funds) 21 Milk Street, 5TH Floor
                    Boston, MA 02109


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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

                    CitiFunds California Tax Free Reserves (formerly known as Landmark California Tax Free Reserves)

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3. Investment Company Act File Number: 811-4596


Securities Act File Number: 33-44749


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4(a). Last day of fiscal year for which this Form is filed: August 31, 1998


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4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

                                  N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). / / Check box if this is the last time the issuer will be filing this
Form.

                                  N/A


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5.      Calculation of registration fee:
        (i.) Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                                                 $421,363,008

(ii.)   Aggregate price of securities redeemed or
        repurchased during the fiscal year:                                $343,078,029

(iii.)  Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable                $-----
        to the Commission:

(iv.)   Total available redemption credits [add items 5(ii) and 5(iii)]:                       -$343,078,029

        (v.)    Net Sales - if item 5(i) is greater than Item 5(iv)
                [subtract item 5(iv) from item 5(i)]:                                          $78,284,979

        (vi.)   Redemption credits available for use in future years       $(-----)
                - If item 5(i) is less than item 5(iv) [subtract Item
                5(iv) from Item 5(i)]:

        (vii.)  Multiplier for determining registration fee (See                               x 0.000278
                Instruction C.9):

        (viii.) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                                   =$21,763.22
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6. Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units) deducted here: -----. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that available for use by the issuer in future fiscal years, then state that number here:
         -----.

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                        +$ -----

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8. Total of the amount of the registration fee due plus any interest due [line
   5(viii) plus line 7]:
                                                                                                        =$21,763.22

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository

        Method of Delivery:

                          /x/ Wire Transfer on 11/09/98     CIK#0000775613
                          / / Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      John R. Elder, Treasurer

                              John R. Elder, Treasurer

Date 11/10/98

  Please print the name and title of the signing officer below the signature.